CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares shares in Millions	Jan. 23, 2016	Jul. 25, 2015
Statement of Financial Position [Abstract]
Common stock, par value (dollars per share)	$ 0.01	$ 0.01
Common stock, issued (shares)	194.0	163.2
Common stock, outstanding (shares)	194.0	163.2